Filed Pursuant to Rule 497(e)
                                                     Registration No. 333-141093



                          GABELLI SRI GREEN FUND, INC.
                                  (THE "FUND")


            Supplement dated June 4, 2009, to the Fund's Statement of
                Additional Information (the "SAI") dated July 29,
                      2008, as supplemented March 4, 2009.

The first sentence of the ninth paragraph of the section entitled "Investment Advisory and Other Services" on page 27 of the SAI is modified to extend the waiver and reimbursement arrangement described until at least July 31, 2010.